United States Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2005

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        UBS Swiss Financial Advisers AG
Address:     Loewenstrasse 49
             Zurich, Switzerland CH-8098

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:   Gian Matter
Title:  Director
Phone:  41-44-237-8758
Zurich, Switzerland February 9, 2006
Signature, Place, and Date of Signing:

________________________________
Gian Matter
Zurich, Switzerland February 9, 2006

Name:   Peter Mueller
Title:  Associate Director
Phone:  41-44-237-8759

Signature, Place, and Date of Signing:
Zurich, Switzerland February 9, 2006
______________________________
Peter Mueller
Zurich, Switzerland February 9, 2006

Report Type  (Check only one):

[ ]   13F Holdings Report
[x]   13F Notice
[ ]   13F Combination Report


List of Other Managers Reporting for this Manager:

      Form  13F File Number   Name

      28-10396                UBS AG